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As filed with the Securities and Exchange Commission on         OMB APPROVAL
February 17, 2006
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Registration No. 2-86903                                     OMB Number:3235-0336
                                                             Expires March 31, 2008
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

PRE-EFFECTIVE AMENDMENT NO. 1                                           /  X /

POST-EFFECTIVE AMENDMENT NO. __                                         /    /

                          OPPENHEIMER BALANCED FUND
                      [GRAPHIC OMITTED][GRAPHIC OMITTED]
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
                      [GRAPHIC OMITTED][GRAPHIC OMITTED]
                   (Address of Principal Executive Offices)

                                 303-768-3200
                      [GRAPHIC OMITTED][GRAPHIC OMITTED]
                (Registrant's Area Code and Telephone Number)

                             Robert G. Zack, Esq.
                  Executive Vice President & General Counsel
                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, New York 10148
                                (212) 323-0250
                      [GRAPHIC OMITTED][GRAPHIC OMITTED]
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                      [GRAPHIC OMITTED][GRAPHIC OMITTED]
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N
shares of Oppenheimer Balanced Fund.

It is proposed that this filing will become effective on February 23, 2006 pursuant to Rule 488.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this
Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment No. 1 to the Registrant's Registration Statement
on Form N-14 (File No. 2-8690) (the "Registration Statement") consists of the following: (1) the facing sheet of the Registration Statement and (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration
Statement filed on January 18, 2006.  This Pre-Effective Amendment No. 1 to
the Registration Statement is being filed to withdraw the Fund's election under Rule 488 to go effective automatically on February 21, 2006 and to include a delaying amendment.

                          OPPENHEIMER BALANCED FUND

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)   (i)  Amendment dated 2/19/04 to the Amended and Restated Declaration of
Trust dated 3/6/97: Previously filed with Registrant's Post-Effective
Amendment No. 39, 11/23/04, and incorporated herein by reference.

      (ii) Amended and Restated Declaration of Trust dated 3/6/97: Previously filed with Post-Effective No. 29, 11/24/97, and incorporated herein by reference.

(2)   Amended and Restated By-Laws dated 12/14/00: Previously filed with
Registrant's Post-Effective Amendment No. 39, 11/23/04, and incorporated herein by reference.

(3)   Not Applicable.

(4)   Not Applicable.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No. 37,  11/21/02,  and  incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 37,  11/21/02,  and  incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 37,  11/21/02,  and  incorporated herein by reference.

      (iv) Specimen Class N Share Certificate:  Previously filed with
Registrant's Post-Effective Amendment No. 37, 11/21/02, and incorporated herein by reference.

(6)   Amended and Restated Investment Advisory Agreement dated January 1,
2005: Previously filed with Registrant's Post-Effective Amendment No. 40,
11/23/05, and incorporated herein by reference.

(7)   (i)  General Distributor's Agreement dated 12/10/92: Previously filed with Registrant's Post-Effective Amendment No. 15, 4/19/93, refiled with
Registrant's Post-Effective Amendment No. 20, 3/2/95, pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(8)   (i) Amended and Restated Retirement Plan for Non-Interested  Trustees or
Directors dated 8/9/01:  Previously filed with Post-Effective Amendment No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/28/98, and incorporated by reference.

(9)   (i)  Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective Amendment No. 41 to the Registration Statement of
Oppenheimer Variable Account Funds (Reg. No. 2-93177), 4/28/03, and
incorporated herein by reference.

      (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), 11/6/03, and incorporated herein by reference.

(10)  (i) Amended and Restated  Service Plan and  Agreement for Class A shares dated 4/15/04:  Previously filed with  Registrant's  Post-Effective  Amendment
No. 39, 11/23/04, and incorporated herein by reference.

      (ii) Amended and Restated  Distribution  and Service Plan and  Agreement
for  Class  B  shares  dated  2/12/98:   Previously  filed  with  Registrant's
Post-Effective   Amendment  No.  30,  1/22/98,   and  incorporated  herein  by
reference.

(iii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class  C  shares   dated   2/18/04:   Previously   filed   with   Registrant's
Post-Effective   Amendment  No.  39,  11/23/04,  and  incorporated  herein  by reference.

      (iv)  Distribution and Service Plan and Agreement for Class N shares dated 10/12/00: Previously filed with Registrant's Post-Effective Amendment
No. 37, 11/21/02, and incorporated herein by reference.

      (v)  Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), 9/27/05, and incorporated herein by reference.

(11)  Opinion and Consent of Counsel: To be filed by Amendment.

(12)  Tax Opinion: To be filed by Amendment.

(13)  Not Applicable.

(14)  (i)  Consent of Deloitte & Touche LLP:  To be filed by Amendment.

      (ii) Consent of Ernst & Young LLP:  To be filed by Amendment.

(15)  Not Applicable.

(16)  (i)  Powers of Attorney for John Murphy and Brian Wixted: Previously
filed with Post-Effective Amendment No. 16 to the Registration Statement of
Oppenheimer Enterprise Fund (Reg. No. 33-58343), 12/21/05, and incorporated herein by reference.

(iii)     Power of Attorney for all Trustees/Directors (except Mr. Wruble):
Previously filed with Post-Effective Amendment No. 2 to the Registration
Statement of Oppenheimer Limited Term California Fund (Reg. No. 333-111230),
9/29/05, and incorporated herein by reference.

Power of Attorney for Mr. Brian Wruble: Previously filed with Post-Effective
Amendment No. 49 to the Registration Statement of Oppenheimer Capital
Appreciation Fund (Reg. No. 2-69719), 10/19/05, and incorporated herein by reference.

(17)  Not Applicable.

Item 17. - Undertakings

(1)   The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR
230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New
York and State of New York, on the 17th day of February, 2006.

                                    Oppenheimer Balanced Fund

                                    By:  /s/ John V. Murphy*

                                    ---------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Clayton K. Yeutter*       Chairman of the Board         February 17, 2006
---------------------------------                           of Trustees
Clayton K. Yeutter

/s/ John V. Murphy*           President, Principal
---------------------------------                           Executive Officer
February 17, 2006
John V. Murphy                & Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          February 17, 2006
---------------------------------                           Financial and
Brian W. Wixted               Accounting Officer

/s/ Matthew P. Fink*          Trustee                       February 17, 2006
--------------------
Matthew P. Fink

/s/ Robert G. Galli*          Trustee                       February 17, 2006
----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                       February 17, 2006
---------------------------------
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       February 17, 2006
--------------------
Mary F. Miller

/s/ Joel W. Motley*           Trustee                       February 17, 2006
------------------------
Joel W. Motley

/s/ Kenneth A. Randall*       Trustee                       February 17, 2006
---------------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.* Trustee                       February 17, 2006
---------------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*
------------------------      Trustee                       February 17, 2006
Joseph M. Wikler

/s/ Peter I. Wold*
-------------------           Trustee                       February 17, 2006
Peter I. Wold

/s/ Brian F. Wruble*
-------------------           Trustee                       February 17, 2006
Brian F. Wruble

*By:  /s/ Mitchell J. Lindauer
        -----------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact